UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22014

Pioneer Diversified High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Diversified
High Income Trust

NQ| January 31, 2019

Ticker Symbol: HNW

	Shares		Value
		UNAFFILIATED ISSUERS – 144.0%
		COMMON STOCKS - 0.1% of Net Assets
		Health Care Technology - 0.0%†
	69,875^(a)	Medical Card System, Inc.	$699
		Total Health Care Technology	$699
		Household Durables - 0.0%†
	89,094(a)	Desarrolladora Homex SAB de CV	$759
		Total Household Durables	$759
		Oil, Gas & Consumable Fuels - 0.0%†
	11,059(a)	PetroQuest Energy, Inc.	$110
		Total Oil, Gas & Consumable Fuels	$110
		Specialty Retail - 0.1%
	42,088^(a)	Targus Cayman SubCo., Ltd.	$87,543
		Total Specialty Retail	$87,543
		TOTAL COMMON STOCKS
		(Cost $218,612)	$89,111
		CONVERTIBLE PREFERRED STOCK - 0.7% of Net Assets
		Banks - 0.7%
	770(b)	Bank of America Corp., 7.25%	$995,733
		Total Banks	$995,733
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $739,352)	$995,733
		PREFERRED STOCKS - 1.2% of Net Assets
		Banks - 0.8%
	40,675(c)	GMAC Capital Trust I, 8.401% (3 Month USD LIBOR + 579 bps), 2/15/40	$1,062,024
		Total Banks	$1,062,024
		Chemicals - 0.0%†
	455,230^(a)	Pinnacle Agriculture	$45,523
		Total Chemicals	$45,523
		Diversified Financial Services - 0.4%
	500(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$512,500
		Total Diversified Financial Services	$512,500
		TOTAL PREFERRED STOCKS
		(Cost $1,810,580)	$1,620,047
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 0.5% of Net Assets
	290,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$200,540
	500,000	VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)	518,669
		TOTAL ASSET BACKED SECURITIES
		(Cost $780,571)	$719,209
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%† of Net Assets
	34,251	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$24,298
	66,151	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	358
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $94,939)	$24,656
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5% of Net Assets
	200,000+(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.354%, 2/27/48 (144A)	$179,000
	102,395(c)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	101,852
	500,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class C, 5.646%, 4/15/47	491,875
	64,693(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.657%, 5/15/46	64,750
	250,000(d)	COMM Mortgage Trust, Series 2014-FL5, Class D, 3.842% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	244,812
	400,000(c)	COMM Mortgage Trust, Series 2014-UBS4, Class D, 4.687%, 8/10/47 (144A)	354,164
	500,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.169%, 4/15/46	431,301
	300,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.891%, 1/15/47 (144A)	296,793
	250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.703%, 8/15/47 (144A)	229,601
	288,824(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	292,001
	250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	208,017
	400,000(c)	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.231%, 6/15/44 (144A)	389,418
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $3,235,087)	$3,283,584
		CONVERTIBLE CORPORATE BOND - 1.4% of Net Assets
		Chemicals - 1.4%
	1,900,000(e)	Hercules LLC, 6.5%, 6/30/29	$1,914,250
		Total Chemicals	$1,914,250
		TOTAL CONVERTIBLE CORPORATE BOND
		(Cost $1,286,302)	$1,914,250
		CORPORATE BONDS - 71.8% of Net Assets
		Advertising - 1.0%
	1,448,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,318,115
		Total Advertising	$1,318,115
	Principal Amount USD ($)		Value
		Airlines - 0.2%
	300,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	$302,700
		Total Airlines	$302,700
		Auto Parts & Equipment - 0.8%
EUR	395,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)	$425,956
	712,000	Titan International, Inc., 6.5%, 11/30/23	653,260
		Total Auto Parts & Equipment	$1,079,216
		Banks – 6.0%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$215,790
	300,000(c)	Banco de Galicia y Buenos Aires SA, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	288,678
	200,000(b)(c)	Banco Santander SA, 6.375% (5 Year USD Swap Rate + 479 bps)	195,946
	1,000,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	997,080
	950,000(b)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,000,093
	480,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	440,400
	1,310,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,198,650
	240,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	177,000
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	342,405
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	206,156
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	5,818
	250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	261,500
	400,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	425,880
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	199,994
	460,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	475,180
	344,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	294,656
	750,000	UBS AG, 7.625%, 8/17/22	822,188
	450,000	Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	460,575
		Total Banks	$8,007,989
		Building Materials - 0.2%
	215,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$232,200
		Total Building Materials	$232,200
		Chemicals - 1.3%
	300,000	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$360,724
	55,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	61,325
	55,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	62,837
	200,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	209,000
	375,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	365,625
	444,769	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	240,175
	336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	297,568
		Total Chemicals	$1,597,254
		Coal - 0.4%
	497,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$482,090
		Total Coal	$482,090
		Commercial Services – 0.9%
MXN	4,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$221,090
	540,000	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.875%, 6/1/21	480,600
	411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	413,795
		Total Commercial Services	$1,115,485
		Computers - 0.1%
	130,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$137,157
		Total Computers	$137,157
		Distribution & Wholesale - 0.4%
	480,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	$468,000
		Total Distribution & Wholesale	$468,000
		Diversified Financial Services - 9.3%
	588,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$585,795
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	590,250
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	607,200
	6,000,000^(g)	Fixed Income Trust, 0.0%, 10/15/97 (144A)	7,651,154
	445,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	446,113
	500,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)	500,625
	499,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	505,088
	175,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	174,562
	580,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	571,300
	615,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	622,688
		Total Diversified Financial Services	$12,254,775
		Electric - 4.0%
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$437,300
	575,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	587,075
	460,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	492,200
	1,275,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 5/3/23 (144A)	1,277,802
	570,000	NRG Energy, Inc., 6.625%, 1/15/27	600,050
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	345,856
	209,547	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	223,167
	Principal Amount USD ($)		Value
		Electric - (continued)
	361,356	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	$339,675
	13,000	Talen Energy Supply LLC, 4.6%, 12/15/21	11,895
	633,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	675,728
	357,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	358,785
		Total Electric	$5,349,533
		Energy-Alternate Sources - 0.5%
	585,000(g)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	$614,250
		Total Energy-Alternate Sources	$614,250
		Engineering & Construction - 0.3%
	455,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	$450,004
		Total Engineering & Construction	$450,004
		Entertainment - 2.3%
	200,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	$202,950
	755,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	711,587
	305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	309,194
EUR	750,000	Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)	693,537
	100,000	Scientific Games International, Inc., 6.25%, 9/1/20	98,500
	1,050,000	Scientific Games International, Inc., 10.0%, 12/1/22	1,103,812
		Total Entertainment	$3,119,580
		Environmental Control - 0.8%
	506,000	Covanta Holding Corp., 6.0%, 1/1/27	$484,495
	581,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	570,832
		Total Environmental Control	$1,055,327
		Food - 3.5%
	300,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	$300,750
	200,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	197,000
	655,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	677,316
	975,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	1,004,835
	700,000	Marfrig Holdings Europe BV, 11.25%, 9/20/21 (144A)	715,750
	580,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	555,350
	600,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	595,575
	652,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	629,180
		Total Food	$4,675,756
		Forest Products & Paper - 0.9%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$406,286
	150,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	133,500
	754,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	723,840
		Total Forest Products & Paper	$1,263,626
		Healthcare-Products - 0.1%
	167,000	Agiliti Health, Inc., 7.625%, 8/15/20	$167,000
		Total Healthcare-Products	$167,000
		Healthcare-Services - 1.0%
	810,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	$854,550
	455,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	370,825
		Total Healthcare-Services	$1,225,375
		Home Builders - 0.8%
	135,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	$141,142
	350,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	329,000
	250,000	KB Home, 7.0%, 12/15/21	262,813
	340,000	KB Home, 7.625%, 5/15/23	357,425
		Total Home Builders	$1,090,380
		Home Furnishings - 0.8%
EUR	930,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,013,782
		Total Home Furnishings	$1,013,782
		Hotels, Restaurants & Leisure - 0.7%
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	$495,000
	470,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	481,750
		Total Hotels, Restaurants & Leisure	$976,750
		Internet - 1.4%
EUR	1,730,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)	$1,911,077
		Total Internet	$1,911,077
		Iron & Steel - 0.8%
	1,093,000	Metinvest BV, 7.75%, 4/23/23 (144A)	$1,041,083
	48,000	United States Steel Corp., 6.25%, 3/15/26	43,500
		Total Iron & Steel	$1,084,583
		Leisure Time - 0.4%
	250,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$267,813
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	245,000
		Total Leisure Time	$512,813
		Media - 1.7%
	250,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$246,250
	425,000	Altice France SA, 6.25%, 5/15/24 (144A)	416,627
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	196,480
	300,000	Altice Luxembourg SA, 7.75%, 5/15/22 (144A)	291,000
	315,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	307,906
	Principal Amount USD ($)		Value
		Media - (continued)
	855,000	TEGNA, Inc., 6.375%, 10/15/23	$867,825
		Total Media	$2,326,088
		Metal Fabricate & Hardware - 0.4%
	615,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$593,475
		Total Metal Fabricate & Hardware	$593,475
		Mining - 2.1%
	210,000	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (144A)	$212,625
	330,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	341,550
	141,763(f)	Boart Longyear Management Pty, Ltd., 10.0% (12.0% PIK 10.0% cash), 12/31/22	127,587
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	453,125
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	406,942
	200,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	206,000
	589,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	605,198
	70,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	75,424
	375,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	362,063
		Total Mining	$2,790,514
		Multi-National - 0.3%
	200,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$195,500
IDR	2,730,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	194,426
		Total Multi-National	$389,926
		Oil & Gas - 11.4%
	95,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)	$101,531
	669,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	627,187
	460,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	354,200
	308,000	Comstock Resources, Inc., 9.75%, 8/15/26 (144A)	284,900
	795,000	Covey Park Energy LLC/Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	735,375
	410,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	365,925
	740,000	Gulfport Energy Corp., 6.0%, 10/15/24	695,600
	450,000	Gulfport Energy Corp., 6.375%, 5/15/25	426,375
	402,000	Halcon Resources Corp., 6.75%, 2/15/25	309,540
	585,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	579,150
	950,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	831,250
	420,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	412,650
	603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	582,649
	701,750(f)	Northern Oil & Gas, Inc., 9.5% (1.0% PIK 8.5% cash), 5/15/23	717,540
	1,045,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	701,874
	450,000	Novatek OAO via Novatek Finance, DAC, 4.422%, 12/13/22 (144A)	444,433
	369,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	368,078
	200,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	200,440
	410,000	Petrobras Global Finance BV, 6.25%, 3/17/24	431,422
	650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	705,153
	390,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	368,550
	571,627(f)	PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21	165,772
	600,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	549,000
	707,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	721,140
	815,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	739,613
	860,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	812,700
	120,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	114,150
	160,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	161,600
	480,000	Whiting Petroleum Corp., 5.75%, 3/15/21	480,000
	100,000	Whiting Petroleum Corp., 6.625%, 1/15/26	98,000
	150,000	WPX Energy, Inc., 8.25%, 8/1/23	166,875
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	890,973
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	131,468
		Total Oil & Gas	$15,275,113
		Oil & Gas Services - 1.6%
	540,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$526,500
	1,168,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	876,000
	750,000	KCA Deutag UK Finance Plc, 9.625%, 4/1/23 (144A)	566,250
	170,000	SESI LLC, 7.75%, 9/15/24	133,025
		Total Oil & Gas Services	$2,101,775
		Packaging & Containers - 0.8%
	100,000(f)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	$96,500
	320,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	330,800
	630,000	Intertape Polymer Group, Inc., 7.0%, 10/15/26 (144A)	630,000
		Total Packaging & Containers	$1,057,300
		Pharmaceuticals - 2.4%
EUR	345,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	$390,442
EUR	450,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	509,273
	494,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	483,502
	430,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	451,758
	425,000	BioScrip, Inc., 8.875%, 2/15/21	411,187
	Principal Amount USD ($)		Value
		Pharmaceuticals - (continued)
	650,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 7/15/23 (144A)	$531,128
	240,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	185,400
	225,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	223,875
	70,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	73,990
		Total Pharmaceuticals	$3,260,555
		Pipelines - 4.4%
	500,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$465,000
	220,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	222,200
	310,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	304,963
	200,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	219,250
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	208,725
	555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	549,450
	450,000(d)	Energy Transfer Operating LP, 5.754% (3 Month USD LIBOR + 302 bps), 11/1/66	360,000
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	97,055
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	294,120
	950,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	953,990
	935,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	952,531
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,238,665
		Total Pipelines	$5,865,949
		REITS - 1.1%
	1,520,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	$1,406,000
		Total REITS	$1,406,000
		Retail - 0.5%
	350,000	Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)	$158,375
	677,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	531,648
		Total Retail	$690,023
		Semiconductors - 0.2%
	200,000	Micron Technology, Inc., 5.5%, 2/1/25	$202,818
		Total Semiconductors	$202,818
		Software - 0.4%
	601,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$504,840
		Total Software	$504,840
		Telecommunications - 5.0%
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	$258,000
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	281,937
	280,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	263,900
	115,805	Digicel Group One, Ltd., 8.25%, 12/30/22 (144A)	95,539
	109,194	Digicel Group Two, Ltd., 8.25%, 9/30/22 (144A)	58,419
	750,000	Digicel, Ltd., 6.75%, 3/1/23	612,900
	500,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	453,625
	1,165,000	Frontier Communications Corp., 8.75%, 4/15/22	780,550
	290,000	Frontier Communications Corp., 11.0%, 9/15/25	186,869
	200,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)	199,094
	340,000	Sprint Corp., 7.125%, 6/15/24	347,862
	485,000	Sprint Corp., 7.25%, 9/15/21	509,250
	850,000	Sprint Corp., 7.625%, 3/1/26	882,938
	250,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	248,229
	1,300,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,225,250
	529,000	Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24 (144A)	259,210
		Total Telecommunications	$6,663,572
		Textiles - 0.2%
	455,000	Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)	$300,305
		Total Textiles	$300,305
		Transportation - 0.4%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$199,300
	375,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	350,625
		Total Transportation	$549,925
		TOTAL CORPORATE BONDS
		(Cost $94,705,704)	$95,482,995
		FOREIGN GOVERNMENT BONDS - 4.0% of Net Assets
		Angola - 0.3%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$461,332
		Total Angola	$461,332
		Argentina - 1.4%
	153,040	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$150,936
	360,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	326,884
	230,000	Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)	224,597
	670,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	524,409
	785,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	682,950
		Total Argentina	$1,909,776
		Bahrain - 0.2%
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$309,924
		Total Bahrain	$309,924
	Principal Amount USD ($)		Value
		Kenya - 0.4%
	500,000	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	$498,950
		Total Kenya	$498,950
		Mexico - 0.8%
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$45,488
MXN	18,385,500	Mexican Bonos, 8.0%, 12/7/23	952,587
		Total Mexico	$998,075
		Turkey - 0.3%
	475,000	Turkey Government International Bond, 3.25%, 3/23/23	$432,250
		Total Turkey	$432,250
		Ukraine - 0.6%
	750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$736,875
		Total Ukraine	$736,875
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $5,503,333)	$5,347,182
		INSURANCE-LINKED SECURITIES - 24.0% of Net Assets(1)
		Catastrophe Linked Bonds - 9.7%
		Earthquakes - California - 0.5%
	400,000(d)	Ursa Re, 5.25% (3 Month U.S. Treasury Bill + 525 bps), 12/10/20 (144A)	$395,640
	250,000(d)	Ursa Re, 7.507% (3 Month U.S. Treasury Bill + 510 bps), 9/24/21 (144A)	244,925
			$640,565
		Earthquakes - Japan - 0.7%
	500,000(d)	Kizuna Re II, 4.902% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	$495,100
	500,000(d)	Nakama Re, 4.429% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	497,400
			$992,500
		Earthquakes - U.S. Regional - 0.4%
	500,000(d)	Merna Re, 4.402% (3 Month U.S. Treasury Bill + 200 bps), 4/8/20 (144A)	$497,700
		Flood - U.S. - 0.2%
	250,000(d)	FloodSmart Re, 13.657% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$249,750
		Health - U.S. - 0.8%
	1,000,000(d)	Vitality Re VII, 5.057% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	$1,006,100
		Multiperil - Europe - 0.4%
EUR	500,000(d)	Lion II Re, 3.17% (3 Month EURIBOR + 317 bps), 7/15/21 (144A)	$570,737
		Multiperil - U.S. - 2.0%
	375,000(d)	Caelus Re V, 2.907% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	$38
	400,000(d)	Caelus Re V, 2.907% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	40
	250,000(d)	Caelus Re V, 9.907% (3 Month U.S. Treasury Bill + 750 bps), 6/7/21 (144A)	188,625
	500,000(d)	Kilimanjaro II Re, 9.713% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A)	506,300
	500,000(d)	Kilimanjaro II Re, 12.063% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A)	507,500
	750,000(d)	Northshore Re II, 9.609% (3 Month U.S. Treasury Bill + 721 bps), 7/6/20 (144A)	754,350
	250,000(d)	Residential Reinsurance 2018 Re, 13.899% (3 Month U.S. Treasury Bill + 1,150 bps), 12/6/22 (144A)	247,325
	500,000(d)	Spectrum Capital Re, 8.335% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	493,500
			$2,697,678
		Multiperil - Worldwide - 0.9%
	250,000(d)	Galilei Re, 11.166% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	$248,225
	250,000(d)	Galilei Re, 16.376% (6 Month USD LIBOR + 1,386 bps), 1/8/20 (144A)	248,950
	250,000(d)	Galilei Re, 16.396% (6 Month USD LIBOR + 1,386 bps), 1/8/21 (144A)	248,425
	500,000(d)	Galileo Re, 9.912% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	501,100
			$1,246,700
		Pandemic - Worldwide - 0.4%
	300,000(d)	International Bank for Reconstruction & Development, 9.365% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$300,990
	300,000(d)	International Bank for Reconstruction & Development, 13.965% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	217,500
			$518,490
		Wildfire - California - 0.0%†
	250,000(d)	Cal Phoenix Re, 9.918% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$12,500
		Windstorm - Florida - 1.3%
	750,000(d)	Integrity Re, 5.693% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A)	$750,000
	500,000(d)	Integrity Re, 6.573% (6 Month USD LIBOR + 412 bps), 6/10/20 (144A)	499,050
	500,000(d)	Sanders Re, 5.624% (6 Month USD LIBOR + 311 bps), 6/5/20 (144A)	497,200
			$1,746,250
		Windstorm - Japan - 0.4%
	500,000(d)	Aozora Re, 4.954% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A)	$495,850
		Windstorm - Massachusetts - 0.6%
	750,000(d)	Cranberry Re, 4.46% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$748,800
		Windstorm - Mexico - 0.4%
	250,000(d)	International Bank for Reconstruction & Development, 8.034% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$249,950
	250,000(d)	International Bank for Reconstruction & Development, 11.434% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A)	248,975
			$498,925
		Windstorm - Texas - 0.4%
	500,000(d)	Alamo Re, 7.254% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	$501,900
	Principal Amount USD ($)		Value
		Windstorm - U.S. Multistate - 0.3%
	750,000(d)	Citrus Re, 10.257% (3 Month U.S. Treasury Bill + 785 bps), 2/25/19 (144A)	$450,000
		Total Catastrophe Linked Bonds	$12,874,445
		Collateralized Reinsurance - 3.6%
		Multiperil - Massachusetts - 0.3%
	416,087+(a)	Denning Re 2018, 7/15/19	$414,678
		Multiperil - U.S. Regional - 0.2%
	250,000+(a)	EC0012 Re, 6/15/19	$244,725
		Multiperil - Worldwide - 2.5%
	575,641+	Clarendon Re 2018, 1/15/20	$512,505
	650,000+(a)	Cypress Re 2017, 1/10/20	56,290
	300,766+	Dartmouth Re 2018, 1/15/20	162,534
	115,581+(a)	Dartmouth Re 2019, 1/31/20	91,402
	389,876+	Gloucester Re 2018, 1/15/20	302,520
	368,836+	Kilarney Re 2018, 4/15/19	332,690
	350,000+	Merion Re 2018, 12/31/21	22,225
	363,501+	Merion Re 2019-1, 12/31/22	287,929
	250,000+	Old Head Re 2019, 12/31/22	206,800
	333,342+	Oyster Bay Re 2018, 1/15/20	302,541
	700,000+(a)	Resilience Re, 12/31/19	155,400
	567,400+	Seminole Re 2018, 1/15/20	504,248
	500,000+(a)	Wentworth Re 2017, 7/13/19	123,150
	297,355+(a)	Wentworth Re 2019-1, 12/31/22	255,131
			$3,315,365
		Windstorm - Florida - 0.4%
	750,000+(a)	Portrush Re 2017, 6/15/19	$497,175
		Windstorm - U.S. Regional - 0.2%
	250,000+(a)	Promissum Re 2018, 6/15/19	$18,300
	250,000+(a)	Resilience Re, 6/15/19	259,475
			$277,775
		Total Collateralized Reinsurance	$4,749,718
		Industry Loss Warranties - 0.4%
		Multiperil - U.S. - 0.4%
	532,200+	Cypress Re 2018, 4/15/19	$497,554
		Total Industry Loss Warranties	$497,554
		Reinsurance Sidecars - 10.3%
		All Natural Peril - Worldwide - 0.9%
	712,500+(a)	Eden Re II, 3/22/23 (144A)	$718,129
	441,274+(a)	Versutus Re 2019-A, 12/31/21	443,436
			$1,161,565
		Multiperil - U.S. - 1.4%
	800,000+	Carnoustie Re 2015, 7/1/19	$2,560
	1,000,000+	Carnoustie Re 2016, 11/30/20	27,000
	1,000,000+(a)	Carnoustie Re 2017, 11/30/21	254,200
	250,000+(a)	Carnoustie Re 2018, 12/31/21	47,475
	400,000+(a)	Castle Stuart Re 2018, 12/1/21	337,360
	1,000,000+(a)	Harambee Re 2018, 12/31/21	901,700
	304,651+(a)	Harambee Re 2019, 12/31/22	305,565
			$1,875,860
		Multiperil - U.S. Regional - 0.1%
	250,000+(a)	EC0009 Re, 12/31/20	$220,750
		Multiperil - Worldwide - 7.9%
	250,000+(a)	Alturas Re 2019-2, 3/10/22	$250,725
	1,579,039+	Berwick Re 2018-1, 12/31/21	260,699
	1,215,671+(a)	Berwick Re 2019-1, 12/31/22	1,215,671
	400,000+(a)	Blue Lotus Re 2018, 12/31/21	419,000
	250,000+	Eden Re II, 3/22/21 (144A)	67,775
	37,500+(a)	Eden Re II, 3/22/22 (144A)	116,164
	12,500+(a)	Eden Re II, 3/22/22 (144A)	39,379
	2,400,000+	Gleneagles Re 2016, 11/30/20	148,800
	1,500,000+(a)	Gleneagles Re 2017, 11/30/21	677,100
	250,000+(a)	Gleneagles Re 2018, 12/31/21	29,575
	221,708+(a)	Gleneagles Re 2019, 12/31/22	223,282
	1,059,157+	Gullane Re 2018, 12/31/21	953,241
	250,000+(a)	Limestone Re 2018, 3/1/22	256,875
	1,000,000+(a)	Lorenz Re 2017, 3/31/20	149,900
	750,000+(a)	Lorenz Re 2018, 7/1/21	538,875
	500,000+(a)	Madison Re 2018, 12/31/21	396,500
	500,000+(a)	Merion Re 2018-2, 12/31/21	487,635
	250,000+(a)	NCM Re 2018, 12/31/21	215,300
	3,000,000+	Pangaea Re 2015-1, 2/1/20	5,400
	2,000,000+	Pangaea Re 2016-1, 11/30/20	9,800
	2,000,000+	Pangaea Re 2017-1, 11/30/21	--
	1,000,000+(a)	Pangaea Re 2018-1, 12/31/21	58,800
	1,000,000+(a)	Pangaea Re 2018-3, 7/1/22	853,300
	819,247+(a)	Pangaea Re 2019-1, 2/1/23	823,219
	1,000,000+(a)	Silverton Re 2017, 9/16/19 (144A)	40,800
	Principal Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	1,000,000+(a)	St. Andrews Re 2017-1, 2/1/20	$67,800
	500,000+(a)	Thopas Re 2018, 12/31/21	443,300
	500,000+(a)	Versutus Re 2018, 12/31/21	493,750
	58,727+(a)	Versutus Re 2019-B, 12/31/21	58,727
	500,000+(a)	Viribus Re 2018, 12/31/21	465,000
	507,289+	Woburn Re 2018, 12/31/21	365,248
	350,000+(a)	Woburn Re 2019, 12/31/22	350,000
			$10,481,640
		Total Reinsurance Sidecars	$13,739,815
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $35,057,660)	$31,861,532
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 35.4% of Net Assets*(d)
		Advertising - 0.3%
	407,728	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.499% (LIBOR + 300 bps), 11/8/24	$404,500
		Total Advertising	$404,500
		Aerospace & Defense - 0.9%
	292,443	DAE Aviation Holdings, Inc., Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/7/22	$292,329
	488,731	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.749% (LIBOR + 225 bps), 5/17/24	467,960
	492,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 8.06% (LIBOR + 525 bps), 4/29/24	481,419
		Total Aerospace & Defense	$1,241,708
		Automobile - 2.1%
	228,538	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.76% (LIBOR + 225 bps), 4/6/24	$221,015
	358,238	Bombardier Recreational Products, Inc., Term B Loan, 4.5% (LIBOR + 200 bps), 5/23/25	352,566
	481,250	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 8.499% (LIBOR + 600 bps), 4/12/23	476,437
	625,838	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.257% (LIBOR + 275 bps), 11/8/23	593,503
	379,343	Navistar, Inc., Tranche B Term Loan, 6.02% (LIBOR + 350 bps), 11/6/24	374,118
	143,248	TI Group Automotive Systems LLC, Initial US Term Loan, 4.999% (LIBOR + 250 bps), 6/30/22	138,831
	657,671	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.313% (LIBOR + 275 bps), 3/7/24	632,186
		Total Automobile	$2,788,656
		Beverage, Food & Tobacco - 0.2%
	345,625	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 7.053% (LIBOR + 425 bps), 7/29/23	$308,183
		Total Beverage, Food & Tobacco	$308,183
		Broadcasting & Entertainment - 0.6%
	524,562	Creative Artists Agency LLC, Refinancing Term Loan, 5.503% (LIBOR + 300 bps), 2/15/24	$518,880
	214,384	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.547% (LIBOR + 575 bps), 8/13/21	210,135
		Total Broadcasting & Entertainment	$729,015
		Building Materials - 0.5%
	295,488	Summit Materials LLC, New Term Loan, 4.499% (LIBOR + 200 bps), 11/21/24	$288,286
	394,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 6.541% (LIBOR + 400 bps), 5/1/24	387,105
		Total Building Materials	$675,391
		Buildings & Real Estate – 2.0%
	490,031	American Bath Group LLC, First Lien Replacement Term Loan, 7.053% (LIBOR + 425 bps), 9/30/23	$486,356
	496,250	Beacon Roofing Supply, Inc., Initial Term Loan, 4.769% (LIBOR + 225 bps), 1/2/25	484,287
	861,368	Builders FirstSource, Inc., Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 2/29/24	825,405
	485,091	Uniti Group, Inc., Shortfall Term Loan, 5.499% (LIBOR + 300 bps), 10/24/22	455,379
	409,166	WireCo WorldGroup, Inc., (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.499% (LIBOR + 500 bps), 9/29/23	408,144
		Total Buildings & Real Estate	$2,659,571
		Chemicals, Plastics & Rubber - 2.0%
	288,571	Chemours Co., Tranche B-2 US Dollar Term Loan, 4.25% (LIBOR + 175 bps), 4/3/25	$284,120
	562,391	Omnova Solutions, Inc., Term B-2 Loan, 5.749% (LIBOR + 325 bps), 8/25/23	555,361
	250,000	Starfruit Finco BV (Starfruit US Holdco LLC) (aka AkzoNobel), Initial Dollar Term Loan, 5.753% (LIBOR + 325 bps), 10/1/25	245,125
	473,204	Tank Holding Corp. (Roto Acquisition Corp.), Replacement Term Loan, 5.763% (LIBOR + 325 bps), 3/16/22	466,697
	366,686	Tata Chemicals North America, Term Loan, 5.563% (LIBOR + 275 bps), 8/7/20	363,936
	127,203	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	125,719
	293,547	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	290,122
	206,295	Univar USA, Inc., Term B-3 Loan, 4.749% (LIBOR + 225 bps), 7/1/24	202,556
		Total Chemicals, Plastics & Rubber	$2,533,636
		Commercial Services – 0.2%
	241,117	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.803% (LIBOR + 300 bps), 5/27/22	$ 237,501
		Total Commercial Services	$237,501
		Computers & Electronics – 0.9%
	249,375	Cohu, Inc., Initial Term B Loan, 5.813% (LIBOR + 300 bps), 10/1/25	$ 246,258
	179,160	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 6/26/25	174,681
	Principal Amount USD ($)		Value
		Computers & Electronics - (continued)
	819,844	Ultra Clean Holdings, Inc., Term Loan B, 7.013% (LIBOR + 450 bps), 8/27/25	$799,347
		Total Computers & Electronics	$1,220,286
		Diversified & Conglomerate Manufacturing - 0.9%
	536,586	Commercial Barge Line Co., Initial Term Loan, 11.249% (LIBOR + 875 bps), 11/12/20	$380,082
	99,500	Pelican Products, Inc., First Lien Term Loan, 6.013% (LIBOR + 350 bps), 5/1/25	97,634
	161,060	Ranpak Corp., Second Lien Initial Term Loan, 9.758% (LIBOR + 725 bps), 10/3/22	160,658
	500,000	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.749% (LIBOR + 525 bps), 6/30/22	497,500
		Total Diversified & Conglomerate Manufacturing	$1,135,874
		Diversified & Conglomerate Service - 2.4%
	500,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), First Lien Incremental Term Loan, 6.749% (LIBOR + 425 bps), 7/28/22	$486,250
	244,416	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.249% (LIBOR + 375 bps), 8/16/23	244,110
	240,625	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.249% (LIBOR + 275 bps), 3/1/24	236,028
	738,750	Constellis Holdings LLC, First Lien Term B Loan, 7.744% (LIBOR + 500 bps), 4/21/24	711,047
	240,625	DBRS, Ltd., Initial Term Loan, 7.957% (LIBOR + 525 bps), 3/4/22	239,422
	566,820	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.494% (LIBOR + 475 bps), 9/29/23	533,283
	167,630	Filtration Group Corp., Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 3/29/25	166,513
	75,792	Iqvia, Inc. (Quintiles IMS), Term B-1 Dollar Loan, 4.803% (LIBOR + 200 bps), 3/7/24	75,242
	195,263	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Tranche B Term Loan, 5.803% (LIBOR + 300 bps), 1/31/21	195,059
	97,761	NVA Holdings, Inc., First Lien Term B3 Loan, 5.249% (LIBOR + 275 bps), 2/2/25	93,851
	246,250	Tempo Acquisition LLC, Initial Term Loan, 5.499% (LIBOR + 300 bps), 5/1/24	242,248
		Total Diversified & Conglomerate Service	$3,223,053
		Diversified Natural Resources & Precious Metals - 0.1%
	111,000	84 Lumber Co., Term B-1 Loan, 7.76% (LIBOR + 525 bps), 10/25/23	$110,584
		Total Diversified Natural Resources & Precious Metals	$110,584
		Educational Services - 0.6%
	245,622	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.749% (LIBOR + 325 bps), 7/27/23	$244,394
	466,667	Laureate Education, Inc., Series 2024 Term Loan, 6.548% (PRIME + 250 bps/LIBOR + 350 bps), 4/26/24	465,307
		Total Educational Services	$709,701
		Electric & Electrical - 0.1%
	92,228	Rackspace Hosting, Inc., First Lien Term B Loan, 5.582% (LIBOR + 300 bps), 11/3/23	$85,823
		Total Electric & Electrical	$85,823
		Electronics - 0.9%
	169,338	Avast Software BV, 2018 Refinancing Dollar Term Loan, 5.303% (LIBOR + 250 bps), 9/29/23	$167,750
	230,733	First Data Corp., 2024A New Dollar Term Loan, 4.519% (LIBOR + 200 bps), 4/26/24	230,132
	540,964	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 7.553% (LIBOR + 475 bps), 3/31/22	533,526
	195,980	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.999% (LIBOR + 450 bps), 10/20/22	189,427
		Total Electronics	$1,120,835
		Entertainment - 0.4%
	552,225	Scientific Games International, Inc., Initial Term B-5 Loan, 5.249% (LIBOR + 275 bps), 8/14/24	$536,003
		Total Entertainment	$536,003
		Farming & Agriculture - 0.7%
	509,429	Caraustar Industries, Inc., Refinancing Term Loan, 8.303% (LIBOR + 550 bps), 3/14/22	$509,557
	453,588	Dole Food Co., Inc., Tranche B Term Loan, 5.259% (PRIME + 175 bps/LIBOR + 275 bps), 4/6/24	439,413
		Total Farming & Agriculture	$948,970
		Financial Services - 0.2%
	239,063	Freedom Mortgage Corp., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/23/22	$238,465
		Total Financial Services	$238,465
		Healthcare Technology – 0.2%
	248,125	Chloe OX Parent LLC, Initial Term Loan, 7.303% (LIBOR + 450 bps), 12/23/24	$246,264
		Total Healthcare Technology	$246,264
		Healthcare & Pharmaceuticals - 2.7%
	345,625	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.999% (LIBOR + 350 bps), 9/26/24	$315,527
	361,239	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.957% (LIBOR + 325 bps), 1/27/21	355,770
	231,041	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	229,886
	605,000	Gentiva Health Services, Inc., Second Lien Initial Term Loan, 9.5% (LIBOR + 700 bps), 7/2/26	614,831
	338,625	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.249% (LIBOR + 375 bps), 4/7/22	334,392
	481,192	Horizon Pharma, Inc., Fourth Amendment Refinanced Term Loan, 5.563% (LIBOR + 300 bps), 3/29/24	479,688
	330,000	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.264% (LIBOR + 375 bps), 11/13/25	326,700
	488,806	Prospect Medical Holdings, Inc., Term B-1 Loan, 8.063% (LIBOR + 550 bps), 2/22/24	486,362
	Principal Amount USD ($)		Value
		Healthcare & Pharmaceuticals - (continued)
	491,250	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/15/22	$480,197
		Total Healthcare & Pharmaceuticals	$3,623,353
		Healthcare, Education & Childcare - 1.7%
	234,092	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.513% (LIBOR + 300 bps), 6/2/25	$231,989
	228,141	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.749% (LIBOR + 225 bps), 5/20/24	226,875
	182,225	Kinetic Concepts, Inc., Dollar Term Loan, 6.053% (LIBOR + 325 bps), 2/2/24	181,371
	725,859	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	712,551
	920,398	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25	900,552
		Total Healthcare, Education & Childcare	$2,253,338
		Home Builders - 0.4%
	515,000(h)	Thor Industries, Inc., Term Loan B, 2/1/26	$495,044
		Total Home Builders	$495,044
		Home & Office Furnishings - 0.3%
	522,133	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 10.514% (LIBOR + 800 bps), 11/8/24	$373,325
		Total Home & Office Furnishings	$373,325
		Hotels, Gaming & Leisure - 0.3%
	343,875	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.749% (LIBOR + 225 bps), 2/16/24	$338,543
	164,957	Eldorado Resorts, Inc., Term Loan, 4.813% (LIBOR + 225 bps), 4/17/24	163,307
		Total Hotel, Gaming & Leisure	$501,850
		Hotels, Restaurants & Leisure - 0.2%
	227,688	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial Term Loan B, 5.253% (LIBOR + 275 bps), 10/4/23	$224,527
		Total Hotels,Restaurants & Leisure	$224,527
		Insurance - 1.7%
	162,731	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.258% (LIBOR + 275 bps), 5/9/25	$156,832
	102,067	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.499% (LIBOR + 300 bps), 11/3/24	100,625
	325,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.999% (LIBOR + 650 bps), 8/4/25	328,047
	490,116	Confie Seguros Holding II Co., Term B Loan, 7.457% (LIBOR + 475 bps), 4/19/22	489,120
	485,142	Integro Parent, Inc., First Lien Initial Term Loan, 8.481% (LIBOR + 575 bps), 10/31/22	482,717
	355,258^	Medical Card System, Inc., Term Loan, 5.5% (LIBOR + 450 bps), 9/2/19	230,918
	493,750	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.803% (LIBOR + 300 bps), 5/16/24	474,926
		Total Insurance	$2,263,185
		Leisure & Entertainment - 0.3%
	400,139	Fitness International LLC, Term B Loan, 5.749% (LIBOR + 325 bps), 4/18/25	$393,637
		Total Leisure & Entertainment	$393,637
		Machinery - 1.0%
	186,220	Blount International, Inc., New Refinancing Term Loan, 6.249% (LIBOR + 375 bps), 4/12/23	$186,104
	288,911	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.803% (LIBOR + 200 bps), 5/18/24	284,577
	182,857	CTC AcquiCo GmbH, Facility B2, 5.707% (LIBOR + 300 bps), 3/7/25	180,114
	166,330	NN, Inc., Tranche B Term Loan, 6.249% (LIBOR + 375 bps), 10/19/22	163,004
	495,202	Shape Technologies Group, Inc., Initial Term Loan, 5.776% (LIBOR + 300 bps), 4/21/25	487,773
		Total Machinery	$1,301,572
		Media - 0.5%
	196,500	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.759% (LIBOR + 225 bps), 7/17/25	$190,911
	125,819	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.759% (LIBOR + 225 bps), 1/15/26	121,363
	444,005	Univision Communications, Inc., First Lien 2017 Replacement Repriced Term Loan, 5.249% (LIBOR + 275 bps), 3/15/24	415,422
		Total Media	$727,696
		Metals & Mining - 1.3%
	761,175	Aleris International, Inc., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/27/23	$763,078
	488,750	Global Brass and Copper, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 5/29/25	484,461
	480,236	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.862% (LIBOR + 225 bps), 6/14/21	472,312
		Total Metals & Mining	$1,719,851
		Oil & Gas - 2.6%
	800,000	BCP Raptor II LLC, Initial Term Loan, 7.37% (LIBOR + 475 bps), 11/3/25	$768,000
	250,000	California Resources Corp., Term Loan, 12.874% (LIBOR + 1,038 bps), 12/31/21	262,812
	625,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.249% (LIBOR + 675 bps), 10/29/25	603,125
	79,468	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.519% (LIBOR + 600 bps), 3/1/24	63,773
	646,813	Gulf Finance LLC, Tranche B Term Loan, 7.867% (LIBOR + 525 bps), 8/25/23	513,570
	199,000	Keane Group Holdings LLC, Initial Term Loan, 6.25% (LIBOR + 375 bps), 5/25/25	190,045
	187,500	Natgasoline LLC, Initial Term Loan, 6.25% (LIBOR + 350 bps), 11/14/25	187,730
	479,954	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.499% (LIBOR + 600 bps), 5/13/22	472,355
	Principal Amount USD ($)		Value
		Oil & Gas - (continued)
	448,875	Traverse Midstream Partners LLC, Advance Term Loan, 6.6% (LIBOR + 400 bps), 9/27/24	$449,433
		Total Oil & Gas	$3,510,843
		Packaging & Containers - 0.4%
	592,523	Twist Beauty International Holdings SA, Facility B2, 5.886% (LIBOR + 300 bps), 4/22/24	$576,969
		Total Packaging & Containers	$576,969
		Personal, Food & Miscellaneous Services - 0.6%
	147,758	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.957% (LIBOR + 425 bps), 6/30/24	$145,264
	124,403	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien December 2018 Incremental Term B-1 Loan, 5.249% (LIBOR + 275 bps), 5/2/22	122,870
	760,389	Revlon Consumer Products Corp., Initial Term B Loan, 6.207% (LIBOR + 350 bps), 9/7/23	543,678
		Total Personal, Food & Miscellaneous Services	$811,812
		Printing & Publishing - 0.1%
	161,307	Learfield Communications LLC, First Lien Initial Term Loan, 5.75% (LIBOR + 325 bps), 12/1/23	$160,097
		Total Printing & Publishing	$160,097
		Professional & Business Services - 0.2%
	249,375	Interior Logic Group Holdings IV LLC, Initial Term Loan, 6.803% (LIBOR + 400 bps), 5/30/25	$247,193
		Total Professional & Business Services	$247,193
		Retail - 1.7%
	345,625	Bass Pro Group LLC, Initial Term Loan, 7.499% (LIBOR + 500 bps), 9/25/24	$342,515
	297,503	Dhanani Group, Inc., Term Loan, 6.249% (LIBOR + 375 bps), 7/20/25	291,181
	478,803	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 6.5% (LIBOR + 400 bps), 9/29/24	474,613
	493,507	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.763% (LIBOR + 325 bps), 10/25/20	439,015
	152,541	PetSmart, Inc., Tranche B-2 Term Loan, 5.52% (LIBOR + 300 bps), 3/11/22	128,270
	750,000	United Natural Foods, Inc., Initial Term Loan, 6.749% (LIBOR + 425 bps), 10/22/25	649,688
		Total Retail	$2,325,282
		Securities & Trusts - 0.1%
	173,688	Deerfield Dakota Holding LLC (fka Dakota Holding Corp.) (aka Duff & Phelps), Initial Term Loan, 5.749% (LIBOR + 325 bps), 2/13/25	$168,097
		Total Securities & Trusts	$168,097
		Telecommunications - 1.4%
	742,500	CenturyLink, Inc., Initial Term B Loan, 5.249% (LIBOR + 275 bps), 1/31/25	$711,254
	344,374	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.749% (LIBOR + 225 bps), 2/15/24	340,685
	486,811	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.756% (LIBOR + 225 bps), 2/22/24	479,074
	343,875	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	336,559
		Total Telecommunications	$1,867,572
		Transportation - 1.2%
	195,781	DynCorp International, Inc., Term Loan B2, 8.513% (LIBOR + 600 bps), 7/7/20	$194,802
	325,000	Envision Healthcare Corp., Initial Term Loan, 6.249% (LIBOR + 375 bps), 10/10/25	306,962
	456,251	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.78% (LIBOR + 500 bps), 9/14/20	453,970
	637,367	YRC Worldwide, Inc., Tranche B-1 Term Loan, 11.244% (LIBOR + 850 bps), 7/26/22	620,636
		Total Transportation	$1,576,370
		Utilities - 0.5%
	448,810	APLP Holdings, Ltd. Partnership, Term Loan, 5.249% (LIBOR + 275 bps), 4/13/23	$447,127
	278,983	Eastern Power LLC (Eastern Covert Midco, LLC) (aka TPF II LC, LLC), Term Loan, 6.249% (LIBOR + 375 bps), 10/2/23	273,011
		Total Utilities	$720,138
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $48,471,069)	$46,995,770
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3% of Net Assets
	960,000(i)	U.S. Treasury Bills, 2/12/19	$959,322
	2,015,000(i)	U.S. Treasury Bills, 2/19/19	2,012,632
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $2,971,989)	$2,971,954
	Shares		Value
		RIGHTS/WARRANTS – 0.0% of Net Assets
		Machinery - 0.0%
	49^(a)(j)	LTR Intermediate Holdings, Inc.	$–
		Total Machinery	$–
		Oil, Gas & Consumable Fuels - 0.0%
	1,981^(a)(k)	Midstates Petroleum Co., Inc.	$–
		Total Oil, Gas & Consumable Fuels	$–
		TOTAL RIGHTS/WARRANTS
		(Cost $1)	$–

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
18,332^(l)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co. MXN	18,332 USD	–(m)	10/23/22	$–
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - (continued)
18,332^(n)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co. MXN	18,332 USD	–(m)	10/23/22	$–
						$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $–)					$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
3,522,000	Put EUR Call USD	Bank of America EUR	50,168 EUR	1.15	5/27/19	$47,550
2,035,000	Put EUR Call USD	Bank of America EUR	30,498 EUR	1.15	9/23/19	36,353
						$83,903
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $80,666)					$83,903
	TOTAL OPTIONS PURCHASED
	(Premiums paid $80,666)					$83,903
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 144.0%
	(Cost $194,955,865)(o)					$191,389,926
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.1)%
(3,522,000)	Call EUR Put USD	Bank of America EUR	(50,168) EUR	1.27	5/27/19	$(763)
(2,035,000)	Call EUR Put USD	Bank of America EUR	(30,498) EUR	1.27	9/23/19	(5,270)
						$(6,033)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(80,666))					$(6,033)
	OTHER ASSETS AND LIABILITIES - (43.9)%					$(58,431,033)
	NET ASSETS - 100.0%					$132,952,860

(1)	Securities are restricted as to resale.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $88,420,723, or 66.5% of net assets.

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2019

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2019.
(e)	Security is priced as a unit.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2019.
(h)	This term loan will settle after January 31, 2019, at which time the interest rate will be determined.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	LTR Intermediate Holdings, Inc. is exercisable into 49 shares.
(k)	Midstates Petroleum Co., Inc. is exercisable into 1,981 shares.
(l)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(m)	Strike price is 1 Mexican Peso (MXN).
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(o)	Distributions of investments by country of issue, as a percentage of total Investments based on country of domicile, is as follows:

United States	59.6%
Bermuda	15.0
Netherlands	3.3
Canada	2.8
Luxembourg	1.9
Argentina	1.9
Mexico	1.5
United Kingdom	1.5
Ireland	1.4
Brazil	1.2
Cayman Islands	1.2
Spain	1.1
France	1.1
Other (individually less than 1%)	6.5
100.0%

FORWARD FOREIGN CURRENCY CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	243,845	MXN	(4,671,279)	Bank of America	3/27/19	$1,530
USD	2,002,682	EUR	(1,758,801)	Bank of New York Mellon Corp.	2/1/19	(10,178)
USD	2,016,385	EUR	(1,754,704)	Brown Brothers Harriman & Co.	3/27/19	(433)
USD	188,686	IDR	(2,758,670,000)	Citibank NA	2/25/19	(8,278)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(17,359)

SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
80,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (9,000)	$ 11,631	$ 2,631
45,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(5,512)	6,993	1,481
75,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,188)	11,654	2,466
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (23,700)	$ 30,278	$ 6,578
TOTAL SWAP CONTRACTS						$ (23,700)	$ 30,278	$ 6,578

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Trust's investments.

	Level 1	Level 2	Level 3		Total
Common Stocks
Health Care Technology	$–	$–	$699		$699
Specialty Retail	–	–	87,543		87,543
All Other Common Stocks	869	–	–		869
Convertible Preferred Stock	995,733	–	–		995,733
Preferred Stocks
Chemicals	–	–	45,523		45,523
Diversified Financial Services	–	512,500	–		512,500
All Other Preferred Stocks	1,062,024	–	–		1,062,024
Asset Backed Securities	–	719,209	–		719,209
Collateralized Mortgage Obligations	–	24,656	–		24,656
Commercial Mortgage-Backed Securities	–	3,104,584	179,000		3,283,584
Convertible Corporate Bond	–	1,914,250	–		1,914,250
Corporate Bonds
Diversified Financial Services	–	–	7,651,154		7,651,154
All Other Corporate Bonds	–	87,831,841	–		87,831,841
Foreign Government Bonds	–	5,347,182	–		5,347,182
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	414,678		414,678
Multiperil - U.S. Regional	–	–	244,725		244,725
Multiperil - Worldwide	–	–	3,315,365		3,315,365
Windstorm - Florida	–	–	497,175		497,175
Windstorm - U.S. Regional	–	–	277,775		277,775
Industry Loss Warranties
Multiperil - U.S.	–	–	497,554		497,554
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	1,161,565		1,161,565
Multiperil - U.S.	–	–	1,875,860		1,875,860
Multiperil - U.S. Regional	–	–	220,750		220,750
Multiperil - Worldwide	–	–	10,481,640		10,481,640
All Other Insurance-Linked Securities	–	12,874,445	–		12,874,445
Senior Secured Floating Rate Loan Interests
Insurance	–	2,032,267	230,918		2,263,185
All Other Senior Secured Floating Rate Loan Interests	–	44,732,585	–		44,732,585
U.S. Governement and Agency Obligations	–	2,971,954	–		2,971,954
Rights/Warrants
Machinery	–	–	–	*	– *
Oil, Gas & Consumable Fuels	–	–	–	*	– *
Currency Put Options Purchased	–	83,903	–		83,903
Total Investments in Securities	$2,058,626	$162,149,376	$27,181,924		$191,389,926
Other Financial Instruments
Currency Call Options Written	$–	$(6,033)	$–		$(6,033)
Net unrealized depreciation on forward foreign currency contracts	–	(17,359)	–		(17,359)
Swap contracts, at value	–	6,578	–		6,578
Total Other Financial Instruments	$–	$(16,814)	$–		$(16,814)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/18		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales		Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 1/31/19
Common Stocks
Capital Goods
Industrial Machinery	$103		$(103)	$--	$--	$	$ --	$--	$--	$--
Health Care Equipment & Services
Health Care Technology	699		--	--	--		--	--	--	699
Retailing
Specialty Retail	82,913(a	)	--	4,630	--		--	--	--	87,543
Preferred Stocks
Materials
Chemicals	45,523(b	)	--	--	--		--	--	--	45,523
Commercial Mortgage-Backed Securities	--		--	1,782	--		--	1,218	176,000	179,000
Corporate Bonds
Diversified Financials
Diversified Financial Services	6,816,404(c	)	--	816,166	--		--	18,584	--	7,651,154
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Australia	186,782(d	)	(9,867)	(25,482)	--		(151,433)	--	--	--
Multiperil - Massachusetts	399,880(d	)	--	1,707	407,649		(394,558)	--	--	414,678
Multiperil - U.S. Regional	499,600(d	)	--	(963)	243,500		(476,563)	(20,849)	--	244,725
Multiperil - Worldwide	4,109,313(d	)	(3,651)	14,075	1,875,666		(2,681,011)	973	--	3,315,365
Windstorm - Florida	698,550(d	)	--	(100,907)	--		(100,468)	--	--	497,175
Windstorm - North Carolina	25,125(d	)	--	(18,354)	--		(6,771)	--	--	--
Windstorm – U.S. Regional	1,499,625(d	)	--	(53,060)	477,899		(1,646,689)	--	--	277.775
Industry Loss Warranties
Multiperil - U.S.	471,850(d	)	--	(6,338)	32,042		--	--	--	497,554
Reinsurance Sidecars
All Natural Peril – Worldwide	--		--	7,791	1,153,774		--	--	--	1,161,565
Multiperil - U.S.	2,087,500(d	)	--	(268,979)	304,651		(247,312)	--	--	1,875,860
Multiperil - U.S. Regional	261,000(d	)	--	(40,250)	--		--	--	--	220,750
Multiperil - Wordwide	11,605,042(d	)	(8,816)	(1,191,958)	5,109,481		(5,034,017)	1,908	--	10,481,640
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	1,007,250		26,517	(27,035)	--		(1,007,200)	468	--	--
Health Care Equipment & Services
Insurance	243,918(e	)	715	(4,262)	--		(20,000)	10,547	--	230,918
Total	$30,041,077		$4,795	$(891,437)	$9,604,662		$(11,766,022)	$12,849	$176,000	$27,181,924

(a)       Securities were classified as Computer & Electronics Retail on the April 30, 2018, financial statements.
(b)       Securities were classified as Diversified Chemicals on the April 30, 2018, financial statements.
(c)       Securities were classified as Other Diversified Financial Services on the April 30, 2018, financial statements.
(d)       Securities were classified as Corporate Bonds on the April 30, 2018, financial statements.
(e)       Securities were classified as Health Care Technology on the April 30, 2018, financial statements.
*         Transfers are calculated on the beginning of period values. During the nine months ended January 31, 2019 security valued at $176,000 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs.

There were no other transfers between Levels 1, 2 and 3. Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(797,600).

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at January 31, 2019. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value 1/31/19	Valuation Technique	Unobservable Input	Value/ Range
Common Stocks	$88,242	Market Comparables	EBITDA Multiples(1)	4x-6x
Preferred Stocks	$45,523	Market Comparables	EBITDA Multiples(1)	7x-8.5x
Corporate Bonds & Notes	$7,651,154	Market Comparables	Yield Premiums(2)	1.05%
Senior Secured Floating Rate Loan Interests	$230,918	Market Comparables	EBITDA Multiples(1) Yield Comparables	4-7x 6.54%-9.03%
(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.
(2)	An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.